GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of general and administrative expense [Line Items]
Corporate administration	$ 125	$ 118
Expense from share-based payment transactions with employees	34	33
Total general and administrative expenses	159	151
Employee costs	$ 93	$ 101